FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

Financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020, are summarized below:

	June 30, 2021

	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents:
Money Market Funds	$11,564,000	$—	$—	$11,564,000
Subtotal	11,564,000	—	—	11,564,000

Short-term investments:
Corporate Notes/Bonds	—	1,705,000	—	1,705,000
Subtotal	—	1,705,000	—	1,705,000

Long-term investments:
Corporate Notes/Bonds	—	4,523,000	—	4,523,000
Convertible debt	—	—	374,000	374,000
Subtotal	—	4,523,000	374,000	4,897,000

Total	$11,564,000	$6,228,000	$374,000	$18,166,000

	December 31, 2020

	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents:
Money Market Funds	$9,424,000	$—	$—	$9,424,000
Subtotal	9,424,000	—	—	9,424,000

Short-term investments:
Commercial Paper	—	700,000	—	700,000
Corporate Notes/Bonds	—	2,059,000	—	2,059,000
Subtotal	—	2,759,000	—	2,759,000

Long-term investments:
Corporate Notes/Bonds	—	5,605,000	—	5,605,000
Convertible debt	—	—	605,000	605,000
Subtotal	—	5,605,000	605,000	6,210,000

Current Liabilities:
Contingent Consideration	—	—	(550,000)	(550,000)
Subtotal	—	—	(550,000)	(550,000)

Total	$9,424,000	$8,364,000	$55,000	$17,843,000

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019, are summarized below:

	December 31, 2020

	Level 1	Level 2	Level 3	Total Fair Value

Cash equivalents:
Money Market funds	$9,424,000	$—	$—	$9,424,000
Subtotal	9,424,000	—	—	9,424,000

Short-term investments:
Commercial Paper	—	700,000	—	700,000
Corporate Notes/Bonds	—	2,059,000	—	2,059,000
Subtotal	—	2,759,000	—	2,759,000

Long-term investments:
Corporate Notes/Bonds	—	5,605,000	—	5,605,000
Convertible Debt	—	—	605,000	605,000
Subtotal	—	5,605,000	605,000	6,210,000

Current Liabilities:
Accrued Consideration	—	—	(550,000)	(550,000)
Subtotal	—	—	(550,000)	(550,000)

Total	$9,424,000	$8,364,000	$55,000	$17,843,000

	December 31, 2019

	Level 1	Level 2	Level 3	Total Fair Value

Cash equivalents:
Money Market funds	$8,761,000	$—	$—	$8,761,000
Subtotal	8,761,000	—	—	8,761,000

Short-term investments:
Commercial Paper	—	8,694,000	—	8,694,000
Corporate Notes/Bonds	—	756,000	—	756,000
Subtotal	—	9,450,000	—	9,450,000

Long-term investments:
Convertible Debt	—	—	250,000	250,000
Subtotal	—	—	250,000	250,000

Total	$8,761,000	$9,450,000	$250,000	$18,461,000